STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 15, 2021	Sep. 14, 2021	Apr. 09, 2021	Dec. 03, 2020	Mar. 11, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares authorized						4,000,000,000		4,000,000,000		3,250,000,000	3,250,000,000
Common stock, par value						$ 0.001		$ 0.001		$ 0.001	$ 0.001
Stock issued during period, value, conversion of convertible securities							$ 594,024		$ 1,234,907
Net proceeds from common stock								$ 1,385,960	741,650	$ 1,074,558	$ 320,000
Number of securities called by warrants or rights			15,000,000
Stock issued during period, value, issued for services									$ 31,845
Expected dividend rate								0.00%		0.00%	0.00%
Expected volatility rate, minimum								79.00%
Expected volatility rate, maximum								210.00%
Risk free interest rate, minimum								0.90%
Risk free interest rate, maximum								2.85%
Expected term			8 months 12 days					10 years
Number of outstanding warrants						403,771,662		403,771,662
Weighted average exercise price, outstanding warrants						$ 0.0111		$ 0.0111
Remaining contractual life (years) warrants								1 year 8 months 19 days
Aggregated intrinsic value outstanding warrants						$ 4,447,624		$ 4,447,624
Minimum [Member]
Class of Stock [Line Items]
Share price						$ 0.05		$ 0.05			$ 0.0009
Expected volatility rate, minimum										44.80%	199.20%
Risk free interest rate, minimum										0.90%	0.28%
Maximum [Member]
Class of Stock [Line Items]
Share price						$ 0.01		$ 0.01			$ 0.0014
Expected volatility rate, maximum										124.40%	223.20%
Risk free interest rate, maximum										1.75%	0.38%
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities							122,246,479		504,676,193
Stock issued during period, value, conversion of convertible securities							$ 122,246		$ 504,676
Stock issued during period, shares, new issues						185,673,296	69,591,306	275,972,448	110,132,972	174,019,679	420,000,000
Stock issued during period, value, issued for services
Stock issued during period upon exercise of warrant, shares										117,046,100
Number of outstanding warrants										4,908,779	119,917,140
Weighted average exercise price, outstanding warrants										$ 0.011	$ 0.0025
Remaining contractual life (years) warrants										2 years 8 months 26 days	3 years 7 months 6 days
Aggregated intrinsic value outstanding warrants										$ 19,675
Warrant [Member]
Class of Stock [Line Items]
Number of options outstanding and vested, issued										319,701,820
Expected term										4 years
Aggregated intrinsic value of warrants										$ 0
Number of outstanding warrants						403,771,662		403,771,662
Weighted average exercise price, outstanding warrants						$ 0.0111		$ 0.0111
Remaining contractual life (years) warrants								1 year 8 months 19 days
Aggregated intrinsic value outstanding warrants						$ 4,447,624		$ 4,447,624
Subscription Agreement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities										523,710,635
Stock issued during period, value, conversion of convertible securities										$ 1,362,988
Stock issued during period, shares, new issues											32,565,515
Net proceeds from common stock										$ 75,000
Number of securities called by warrants or rights										423,816,100
Subscription Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues											5,000,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Common stock, par value	$ 3.00
Interest expense	$ 75,276
Stock issued during period, shares, new issues	214,006			161,636,427	200,000
Accredited Investors [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities									504,676,193
Stock issued during period, value, conversion of convertible securities									$ 1,234,906		$ 164,820
Stock issued during period, shares, new issues								275,972,448	110,132,972	174,019,679
Gross from common stock								$ 1,385,960	$ 666,650	$ 941,009	$ 320,000
Net proceeds from common stock									$ 143,750
Number of securities called by warrants or rights							334,385,769		334,385,769
Procceds issued of new issues											415,000,000
Stock issued during period upon exercise of warrant, shares									313,053,865
Accredited Investors [Member] | Subscription Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues										16,600,539
Stock issued during period, value, issued for services										$ 165,534
Non-Employees [Member] | Subscription Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues											397,145,607
Net proceeds from common stock											$ 43,658
Jupiter Gold [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares converted into common stock											200,000,000
Conversion shares issued											150,000
Officers and Non-Management Directors [Member]
Class of Stock [Line Items]
Shares granted value								$ 371,301		$ 1,104,364	$ 50,000
Number of options outstanding and vested, issued								187,276,311			43,915,500
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock, voting rights								Series A Stock is entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Series A Stock then outstanding, and the holders of Common Stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.		Series A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Series A Stock then outstanding, and the holders of Common Stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000
Series D Convertible Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities	214,006
Stock issued during period, value, conversion of convertible securities	$ 566,743
Interest expense	$ 75,275
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						1,000,000		1,000,000		1,000,000	1,000,000
Shares converted into common stock		10,000
Common and Preferred Stock Options [Member]
Class of Stock [Line Items]
Expected volatility rate, minimum											135.35%
Expected volatility rate, maximum											221.07%
Risk free interest rate, minimum											0.28%
Risk free interest rate, maximum											0.38%
Expected term											5 years